Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following as of:

	June 30, 2016	December 31, 2015
Information technology equipment	$31,892	$31,892
Less accumulated depreciation	(21,121)	(17,969)
Total property and equipment, net	$10,771	$13,923

Property and equipment, net, consists of the following as of:

	December 31, 2014	December 31, 2014
Information technology equipment	$31,892	$31,892
Furniture and office equipment	-	10,161
	31,892	42,053
Less accumulated depreciation	(17,969)	(21,442)
Total property and equipment, net	$13,923	$20,611